Long-term Incentive Plan - Detail of fair value of long term incentive plan (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Long Term Incentive Plan Using Monte Carlo Pricing Model And Weighted Average Assumption [Abstract]
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	0.526	0.510	0.510
– expected term (years)	3 years	3 years	3 years
– average three-year risk free interest rate (based on US interest rates)	0.039	0.026	0.026
Weighted average fair value (in USD per share)	$ 14.1	$ 9.8	$ 10.2